Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Assets (CHF million)
Cash and due from banks	99,038	89,449	110,573	68,073
of which reported at fair value	475	782
of which reported from consolidated VIEs	1,324	1,310	1,396	1,491
Interest-bearing deposits with banks	2,328	2,570	2,272	1,940
of which reported at fair value	624	579	405	336
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,864	192,068	236,963	200,091
of which reported at fair value	148,721	119,318	158,673	117,340
of which reported from consolidated VIEs	118	73	19	0
Securities received as collateral, at fair value	30,191	33,761	30,191	32,057
of which encumbered	20,985	21,747	20,447	18,130
Trading assets, at fair value	284,058	300,597	279,553	302,626
of which encumbered	74,191	78,605	73,749	85,467
of which reported from consolidated VIEs	6,053	5,738	6,399	7,479
Investment securities	5,326	5,604	5,160	5,550
of which reported at fair value	5,324	5,602	5,158	5,404
of which reported from consolidated VIEs	34	36	41	45
Other investments	12,773	12,294	13,226	14,086
of which reported at fair value	9,710	9,340	9,751	11,147
of which reported from consolidated VIEs	2,327	2,181	2,346	2,043
Net loans	239,164	231,696	233,413	220,030
of which reported at fair value	20,515	18,868	20,694	19,191
of which encumbered	602	552	471	347
of which reported from consolidated VIEs	6,611	5,373	5,940	4,036
allowance for loan losses	(928)	(908)	(910)	(916)
Premises and equipment	6,846	6,878	7,193	6,651
of which reported from consolidated VIEs	609	616	646	91
Goodwill	8,665	8,333	8,591	7,908
Other intangible assets	278	260	288	281
of which reported at fair value	63	61	70	50
Brokerage receivables	50,411	42,801	43,446	40,845
Other assets	77,513	73,709	78,296	76,785
of which reported at fair value	37,002	35,233	35,765	37,887
of which encumbered	2,120	2,302	2,255	2,510
of which reported from consolidated VIEs	11,946	11,963	13,002	16,764
Total assets	1,043,455	1,000,020	1,049,165	976,923
Liabilities and equity (CHF million)
Due to banks	41,325	39,035	40,147	41,987
of which reported at fair value	3,324	3,301	2,721	3,477
Customer deposits	312,683	304,943	313,401	286,455
of which reported at fair value	4,825	4,355	4,599	3,675
of which reported from consolidated VIEs	175	100	221	433
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	167,457	176,559	142,245
of which reported at fair value	143,714	123,483	136,483	109,282
Obligation to return securities received as collateral, at fair value	30,191	33,761	30,191	32,057
Trading liabilities, at fair value	115,782	114,500	127,760	120,452
of which reported from consolidated VIEs	1,256	1,295	1,286	165
Short-term borrowings	19,184	16,331	26,116	20,373
of which reported at fair value	4,456	3,870	3,547	4,046
of which reported from consolidated VIEs	7,095	5,888	6,141	4,126
Long-term debt	154,838	155,631	162,655	164,159
of which reported at fair value	66,952	66,347	70,366	76,844
of which reported from consolidated VIEs	13,860	13,077	14,858	18,184
Brokerage payables	75,822	67,569	68,034	67,315
Other liabilities	62,259	59,929	63,217	61,573
of which reported at fair value	29,818	30,722	31,092	29,677
of which reported from consolidated VIEs	681	870	746	820
Total liabilities	1,001,350	959,156	1,008,080	936,616
Common shares	51	49	49	48
Additional paid-in capital	21,930	22,262	21,796	21,107
Retained earnings	27,771	27,097	27,053	27,121
Treasury shares, at cost	(66)	0	(90)	(111)
Accumulated other comprehensive income/(loss)	(14,912)	(15,823)	(15,134)	(16,949)
Total shareholders' equity	34,774	33,585	33,674	31,216
Noncontrolling interests	7,331	7,279	7,411	9,091
Total equity	42,105	40,864	41,085	40,307
Total liabilities and equity	1,043,455	1,000,020	1,049,165	976,923
Additional share information
Par value (CHF) (in CHF per share)	0.04	0.04	0.04	0.04
Authorized shares (million) (in shares)	2,118,100,000	1,868,100,000	1,868,100,000	1,868,100,000
Issued shares (million) (in shares)	1,286,600,000	1,224,500,000	1,224,300,000	1,202,200,000
Treasury shares (million) (in shares)	(3,511,364)	0.00000	(4,010,074)	(3,103,396)
Shares outstanding (million) (in shares)	1,283,100,000	1,224,500,000	1,220,300,000	1,199,100,000